Distribution of the Bank's profit and Earnings per share (Details) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Distribution of the Bank's profit and Earnings per share
Profit for the year	$ 18,678	$ 16,536	$ 14,064
Dividends declared	$ 8,910	$ 17,468	$ 6,760
Dividend per share (in pesos per share)	$ 0.11	$ 0.22	$ 0.08